Deferred Tax Assets and Deferred Tax Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net deferred tax assets and liabilities
Deferred Tax Assets	kr 46,967	kr 34,661
Deferred Tax Liabilities	(62,293)	(60,615)
Deferred tax assets(liabilities), net	(15,326)	(25,954)	kr (26,661)
Offsetting Deferred Tax Assets	(20,652)	(20,863)
Offsetting Deferred Tax Liabilities	20,652	20,863
Net Deferred Tax Assets	26,315	13,798
Net Deferred Tax Liabilities	(41,641)	(39,752)
Intangible assets
Net deferred tax assets and liabilities
Deferred Tax Assets	0
Deferred Tax Liabilities	(59,487)	(56,789)
Deferred tax assets(liabilities), net	(59,487)	(56,789)	(46,175)
Tangible assets
Net deferred tax assets and liabilities
Deferred Tax Assets	0
Deferred Tax Liabilities	(608)	(766)
Deferred tax assets(liabilities), net	(608)	(766)	(238)
Lease assets
Net deferred tax assets and liabilities
Deferred Tax Assets	0
Deferred Tax Liabilities	(2,198)	(3,060)
Deferred tax assets(liabilities), net	(2,198)	(3,060)	(2,672)
Lease liabilities
Net deferred tax assets and liabilities
Deferred Tax Assets	2,465	3,442
Deferred Tax Liabilities	0
Deferred tax assets(liabilities), net	2,465	3,442	2,942
Other liabilities
Net deferred tax assets and liabilities
Deferred Tax Assets	3,516	3,218
Deferred Tax Liabilities	0
Deferred tax assets(liabilities), net	3,516	3,218
Personnel-related items
Net deferred tax assets and liabilities
Deferred Tax Assets	20,931	10,653
Deferred Tax Liabilities	0
Deferred tax assets(liabilities), net	20,931	10,653	4,140
Tax loss carried forward
Net deferred tax assets and liabilities
Deferred Tax Assets	17,846	17,037
Deferred Tax Liabilities	0
Deferred tax assets(liabilities), net	17,846	17,037	15,319
Other items
Net deferred tax assets and liabilities
Deferred Tax Assets	2,209	311
Deferred Tax Liabilities	0
Deferred tax assets(liabilities), net	kr 2,209	kr 311	kr 23